Rental Property (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011 acre sqft Y	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft	Dec. 28, 2010 sqft	Dec. 31, 2011 Greyhound Property [Member] sqft	Dec. 31, 2011 Buildings [Member] sqft	Dec. 31, 2011 Washington D.C. [Member] acre sqft	Dec. 31, 2010 Washington D.C. [Member] sqft	Dec. 31, 2011 Northern Virginia [Member] sqft	Dec. 31, 2011 Northern Virginia [Member] sqft	Dec. 31, 2010 Northern Virginia [Member] sqft	Dec. 31, 2009 Northern Virginia [Member] sqft	Dec. 31, 2011 Southern Virginia [Member] sqft	Dec. 31, 2010 Southern Virginia [Member] sqft	Dec. 31, 2009 Southern Virginia [Member] sqft	Dec. 31, 2011 Maryland [Member] sqft	Dec. 31, 2010 Maryland [Member] sqft	Dec. 31, 2009 Maryland [Member] sqft
Rental Property (Additional Textual) [Abstract]
Acquired building				105,000			30,000
Transferable development rights, purchased							30,000
Acquisition of transferable development rights, Value							$ 0.3
Completed and placed in service redevelopment efforts		98,000					14,000			23,000			31,000			30,000
Developable land that can accommodate additional building space						2,400,000
Projected incremental investment in redevelopment project							25
Completed Development and Redevelopment Activities to be Placed in Service									280,000
Completed development and redevelopment activities to be placed in service, cost										18.6
Costs of construction projects to be placed in service										13.3
Completed and placed in service redevelopment efforts	93,000									41,000			39,000			13,000
Lease agreement with termination option	the site under a ten-year lease agreement with a termination option, at no penalty, after the second year						the site under a ten-year lease agreement with a termination option, at no penalty, after the second year
Area of land parcel	991,604	1,493,381	12,065,591		712,000		666,714	359,154		3,664,158	3,409,985	3,016,035	5,649,560	5,359,763	5,265,457	3,960,688	4,052,196	3,784,099
Development of area for operations by joint venture	1.6						1.6
Rental Property (Textual) [Abstract]
Tax basis of real estate assets	$ 1,607	$ 1,422
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	39